CONSOLIDATED BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Total current assets	$ 9,205,535	$ 4,159,439			$ 8,484,505
Total assets	11,660,346	6,664,562			11,356,089
Total current liabilities	4,452,145	3,339,135			5,338,906
Total liabilities	5,590,855	4,545,067			6,918,117
Total stockholders’ equity	6,069,491	2,119,495	$ (266,776)	$ 4,293,010	4,437,972	$ 4,507,647	$ 3,723,895	$ (378,195)	$ (489,930)
Total liabilities and stockholders’ equity	$ 11,660,346	$ 6,664,562			11,356,089
Previously Reported [Member]
Total current assets					7,925,972
Total assets					8,093,818
Total current liabilities					1,172,486
Total liabilities					1,201,736
Total stockholders’ equity					6,892,082
Total liabilities and stockholders’ equity					8,093,818
Revision of Prior Period, Reclassification, Adjustment [Member]
Total current assets					558,533
Total assets					3,262,271
Total current liabilities					4,166,420
Total liabilities					5,716,381
Total stockholders’ equity					(2,454,110)
Total liabilities and stockholders’ equity					$ 3,262,271